Registration Number 2-14290

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 61	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 61

Mairs and Power Growth Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1363
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (651) 222-8478

William B. Frels, President
W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1363
(Name and Address of Agent for Service)

with copies to:
James D. Alt, Esq.
Dorsey & Whitney LLP
Suite 1500, 50 South Sixth Street
Minneapolis, MN 55402-1498

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b)

☒          on April 30, 2007 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Mairs and Power
Growth Fund, Inc.

Prospectus

April 30, 2007

The Securities and Exchange Commission has not determined if the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities.  It is a criminal offense to state otherwise.

Table of Contents

Risk/Return Summary	3
Investment Objective	3
Principal Investment Strategies	3
Principal Risks of Investing in the Fund	3
Risk/Return Bar Chart and Table	4
Average Annual Total Returns	5
Fees and Expenses of the Fund	6
Investment Objective, Principal Investment Strategies,
Related Risks, and Disclosure of Portfolio Holdings	7
Management and Organization of the Fund	10
Types of Accounts	11
Determining Net Asset Value Per Share	12
Purchasing Shares	13
How To Purchase Shares	13
Important Notes When Purchasing	15
Redeeming Shares, Exchanging Shares and Transferring Registration	16
How To Redeem Shares	17
How To Exchange Shares	18
How To Transfer Registration	19
Signature Guarantee	19
Income Dividends and Capital Gain Distributions	20
Frequent Purchases and Redemptions of Fund Shares	20
Taxes	21
Other Shareholder Services	22
Condensed Financial Information	25
Privacy Policy	26
Officers and Directors	27

Risk/Return Summary

Investment Objective

The objective of the Mairs and Power Growth Fund (the “Fund”) is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average long-term appreciation.

Principal Investment Strategies

We expect that common stocks will continue to be the primary emphasis in the portfolio.  Preference is given to holdings in high quality companies characterized by:

1.	Earnings that are reasonably predictable.
2.	Return on equity that is above average.
3.	Market dominance.
4.	Financial strength.

Because we recognize that smaller capitalization companies provide somewhat higher returns over longer time frames, some emphasis is placed on small to medium sized companies, generally located in the Upper Midwest region.  These companies may be underowned by institutional investors.

The Fund seeks to:

1.	Keep its assets reasonably fully invested at all times.
2.	Maintain modest portfolio turnover rates.

Principal Risks of Investing in the Fund

All investments have risks.  Although the Fund cannot eliminate all risks, it seeks to moderate risk by investing in a diversified portfolio of equity securities.  The Fund is designed for long-term investors.  Shareholders should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective.  The Fund cannot provide assurance that it will achieve its objective.

Risks of investing in the Fund include:

1.	Adverse market conditions (the chance that stock prices in general will fall, sometimes suddenly and sharply).
2.	Volatility in the market prices of equity securities, which are generally subject to greater price fluctuations than prices of fixed income securities, such as bonds and preferred stocks.
3.	Fluctuation in equity prices over the short-term due to: a. changing market conditions, b. interest rate fluctuations, and c. various economic and political factors.
4.	Loss of money is a risk of investing in the Fund.

Risk/Return Bar Chart and Table

Risk/Return Bar Chart and Table

The bar chart and table shown below illustrate the risks of investing in the Mairs and Power Growth Fund.  The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested.

Highest and Lowest Calendar Quarters (for the past 10 years)

Highest Quarter	2nd Quarter, 1997:	+ 19.03%
Lowest Quarter	3rd Quarter, 1998:	- 13.15%

Average Annual Total Returns
(for periods ended December 31, 2006)

The table shows how the Fund’s average annual returns before and after taxes for one, five and ten years compare to those of the S & P 500.

The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Mairs and Power Growth Fund

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years

Return Before Taxes	+10.24%	+9.52%	+12.33%

Return After Taxes on Distributions (assumes shares held at the end of the period; no taxable gain or loss on investment)	+9.84%	+9.13%	+11.44%

Return After Taxes on Distributions and Sale of Fund Shares (assumes shares purchased at the beginning and sold at the end of the period)	+7.19%	+8.19%	+10.61%

S & P 500(1)
(reflects no deduction for fees, expenses or taxes)	+15.80%	+6.19%	+8.42%

(1)   The S & P 500 is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, broadbased unmanaged index of U.S. common stock prices.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses for the year ended December 31, 2006

(expenses that are deducted from Fund assets as a percentage of average net assets)

Investment Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses (Transfer Agent, Custodian, Accounting, Legal, Audit, etc.)	0.09%
Total Annual Fund Operating Expenses	0.69%

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

1.	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.
2.	Your investment has a 5% return each year.
3.	All dividends and capital gain distributions are reinvested.
4.	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Year	5 Year	10 Year
$ 71	$ 221	$ 385	$ 861

Although this example is based on actual expenses in the most recent year, it should not be considered a representation of past or future expenses because actual expenses in future years may be greater or less than those shown.  Federal securities regulations require the example to assume an annual rate of return of 5%, but the actual return for the Fund may be more or less than 5%.  This example is for comparison only.

Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

This section takes a closer look at the investment objective and principal investment strategies of the Fund and certain risks of investing in the Fund.

Investment Objective

The objective of the Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average long-term appreciation.

This objective may not be changed without shareholder approval.

Implementation of Investment Objective

Our strategy is to purchase quality growth oriented stocks at reasonable valuation levels.  The intention is to hold these stocks for relatively long periods of time to allow the power of compounding to build wealth for our shareholders.  However, sales are made from time to time in response to such factors as changing fundamentals and excessive valuation.

The Fund may invest up to 10% of its total assets in securities of foreign issuers, which are either listed on a United States securities exchange or represented by American Depositary Receipts (ADRs).  The Fund also may invest in debt securities which are convertible into the issuer’s common stock.  These debt securities may be rated less than investment-grade.  Less than investment-grade debt securities sometimes are referred to as “high-yield securities” or “junk bonds”.

Assets in the Fund are expected to be reasonably fully invested at all times.  Cash equivalent investments (money market funds and other short-term investments) may be held from time to time to provide liquidity to meet redemptions, act as a reserve for future purchases and to better enable the Fund to achieve its objective.

Portfolio turnover is expected to be low when compared to other mutual funds. The Fund’s portfolio turnover rates for the periods ending December 31, 2006, 2005 and 2004 were 4.39%, 2.77% and 2.87%, respectively.  An increase in portfolio changes may occur during periods of changing economic, market and political conditions.  As a result, there could be a higher turnover rate in the realization of higher capital gains and losses.

A detailed description of the Fund’s investment limitations is contained in the Statement of Additional Information (SAI).  Such limitations are fundamental policies, which means they cannot be changed without the approval of a majority of the Fund’s shareholders, as defined in the SAI.

Risks

All investments have risks.  Although the Fund cannot eliminate all risks, it seeks to moderate risk by investing in a diversified portfolio.  Long-term investors, for whom the Fund is designed, should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective.  The Fund can make no assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund.

Market Conditions

The Fund is subject to the general risk of adverse market conditions for equity securities.  The market prices of equity securities are generally subject to greater risk than prices of fixed income securities, such as bonds and preferred stocks.  Although equity securities have historically demonstrated long-term increases in value, their prices may fluctuate markedly over the short term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management

The Funds’s performance depends on the active management by the investment adviser, Mairs and Power, Inc., in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective.  The Fund could underperform compared to other Funds having similar investment objectives.

Common Stock

The Fund invests significantly in common stock.  Common stocks represent an ownership interest in a corporation.  Common stockholders participate in company profits on a pro-rata basis after other claims of the company are satisfied.  Common stocks are subject to greater fluctuations in market values than other asset classes.  The Fund could lose money if a company in which it invests becomes financially distressed.

Small and Midcap Securities

The Fund places some emphasis on small to medium sized companies.  These companies often have a shorter history of operations, as compared to larger size companies and may be less diversified with their product line.  Stocks of these companies tend to be more volatile and less liquid than stocks of large companies.

Debt Securities Rated Less than Investment-Grade

To the extent that the Fund invests in convertible and non-convertible debt securities which are rated less than investment-grade, it will undertake a higher degree of credit risk than is associated with higher rated debt securities.  Companies that issue these lower rated securities are often highly leveraged and may not have available to them more traditional methods of financing.  In addition,  the market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions than the market values of higher rated securities.

Securities of Foreign Issuers and ADRs

To the extent that the Fund invests in securities of foreign issuers which are listed on a United States securities exchange or represented by ADRs, it will undertake certain risks which are not associated with investments in domestic securities.  These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements).  Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.  In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI dated April 30, 2007 and on the Fund’s website, by clicking on the ‘Growth Fund’ information page. A complete list of the Fund’s holdings is available approximately 15 days after each quarter-end at www.mairsandpower.com.  This list remains available on the website until it is replaced with the following quarter-end list.

Management and Organization of the Fund

Investment Adviser

The Fund employs Mairs and Power, Inc. (the Adviser) to manage the Fund’s investment portfolio. The investment management fee paid to the Adviser by the Fund monthly is equal to a per annum rate of 0.60% of average daily net assets up to $2.5 billion, and 0.50% of average daily net assets in excess of $2.5 billion.

The Adviser has managed mutual funds since 1958 and has provided investment counsel services since 1931. The Adviser is located at W1520 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota 55101-1363.

A discussion regarding the basis for the board of directors’ approval of the Investment Advisory Contract for the Fund is available in the Fund’s semi-annual report to shareholders for the semi-annual period ended June 30, 2006.

Portfolio Managers

William B. Frels, Chairman of the Board, CEO and Treasurer of the Adviser, is primarily responsible for the day-to-day management of the Fund’s portfolio. He is also the lead manager of the Mairs and Power Balanced Fund and has been an officer and director of the Adviser since 1992.

Mark L. Henneman, a Vice President and Director of the Adviser, is co-manager of the Mairs and Power Growth Fund.
Mr. Henneman has been an officer of the Adviser since July 2004. For the period 2000 – 2004 Mr. Henneman served in various positions at U.S. Bancorp Asset Management located in Minneapolis, Minnesota. These include Director and Portfolio Manager of the First American Mid Cap Value Fund; Managing Director and Senior Equity Portfolio Manager of the First American Mid Cap Value Fund; and Process Leader of the First American Mid and Large Cap Value Investments.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund is available in the Fund’s SAI.

Custody Services

U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 acts as custodian for the Fund.   U.S. Bank controls all securities and cash for the Fund, receives and pays for securities purchased, delivers against payments for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services. U.S. Bank is not affiliated with the Fund or the Adviser.

Transfer Agent

U.S. Bancorp Fund Services, LLC, a wholly owned subsidiary of U.S. Bancorp, located at 615 East Michigan Street, P. O. Box 701, Milwaukee, Wisconsin 53201-0701, serves as the Fund’s transfer agent and dividend disbursing agent.

Administration Services

The Adviser provides certain administrative services for the Fund. These services include general administrative services, assistance with regulatory compliance, and coordination of accounting and tax reporting. As compensation for these services, the Fund pays the Adviser monthly fees computed at an annual rate of 0.01%, based on the Fund’s average daily net assets.

Types of Accounts

The Fund offers the following types of accounts.

Form to Use:	To establish the following types of accounts:
Purchase Application Form	1. Accounts for one or more people (single or joint accounts).
2. Accounts for minor children (UGMA/UTMA – Uniform Gifts/Transfers to Minors Act). Age of majority and other requirements are set by state law.
3. Trust Accounts. These accounts require all pages of the trust document, or a Certificate of Trust, which name the individuals authorized to act.
4. Retirement Accounts where U.S. Bank, N.A. is not the custodian or trustee.

5. Accounts opened for an organization such as a corporation, partnership or other entity. These accounts require Articles of Incorporation, a corporate resolution or other document to name the individuals authorized to act.

USA PATRIOT Act requirements also apply, see page 16.

IRA Application Form	1. Traditional IRA
2. Roth IRA
3. SEP-IRA (Simplified Employee Pension Plan Account)
4. SIMPLE IRA (Savings Incentive Match Plan for Employees Account)

CESA Application Form	1. CESA (Coverdell Education Savings Account)

U.S. Bank, N.A. is the custodian and trustee for the above retirement and CESA accounts.  There is a $15.00 annual maintenance fee per IRA account payable to the custodian (up to a maximum of two accounts) for these types of retirement accounts.  This fee will be automatically charged to your account(s) if not received by the announced due date, usually the last week of September.  For further information on retirement and CESA accounts, please ask for the Individual Retirement Account Disclosure Statement & Custodial Account Agreement.  You may also call Shareholder Services at (800) 304-7404 to ask questions about investing for retirement.

Determining Net Asset Value Per Share

The Fund’s share price, also called its net asset value or NAV, is calculated once daily, after the close of trading on the New York Stock Exchange (the “Exchange”), generally 3:00 p.m. Central Time, on each day the Exchange is open for trading. As a result, shares of the Fund will not be priced on the days which the Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV per share is calculated by adding up the total assets of the Fund, subtracting all of its liabilities, or debts, and then dividing by the total number of Fund shares outstanding:

Net Asset Value =	Total Assets – Liabilities
Number of Shares Outstanding

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors.  Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day.  For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee (the “Committee”) appointed by the Fund’s Board of Directors, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of December 31, 2006, no securities in the Fund were valued using this method.

Purchasing Shares

The Fund does not offer its shares for sale outside of the United States, nor is the Fund available to foreign investors.

You may purchase shares of the Fund directly through the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC. The price you pay per share will be the NAV computed after the close of trading on the Exchange, generally 3:00 p.m. Central Time. (See “Determining Net Asset Value Per Share” on page 12.) Your purchase will have no sales charge or marketing fees included in the price of the Fund shares. Purchase orders received on a day the Exchange is open for trading and prior to the close of trading on that day will be valued as of the closeof trading on that day. Purchase orders received after the close of trading on a day the Exchange is open for trading will be valued as of the close of trading on the next day the Exchange is open.

Stock certificates will not ordinarily be issued to you unless you make a request for a certificate in writing. The Fund will invest the entire dollar amount of your purchase order in full and fractional shares. Income dividends and capital gain distributions will be reinvested for you in additional full and fractional shares unless you request that income dividends and/or capital gain distributions are to be paid in cash.

How To Purchase Shares

All applications to purchase shares are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted.

	NEW ACCOUNTS	ESTABLISHED ACCOUNTS
MINIMUM PURCHASE	$2,500 for regular accounts;	$100 for regular accounts;
	$1,000 for IRA accounts.	$100 for IRA accounts.

BY TELEPHONE	Not applicable for initial purchases	Set up this option by mailing in
	on new accounts.	a voided check and a letter of
Shareholder Services		instruction. This option is effective
(800) 304-7404	Choose this option on the Purchase	15 business days after your request is
	Application (or IRA Application) to	received. (Note: To use this option,
Business Hours:	use for subsequent purchases.	your bank must be a member of the
Monday – Friday		Automated Clearing House (ACH).)
8 a.m. – 7 p.m. CT

	NEW ACCOUNTS	ESTABLISHED ACCOUNTS
BY MAIL	Attach your check to a completed	Attach your check to the
	and originally signed Purchase	“Invest by Mail” form detached
Regular Mail:	Application (or IRA Application,	from your confirmation statement.
Mairs and Power Growth Fund, Inc.	and if applicable, IRA Transfer
c/o U.S. Bancorp Fund Services, LLC	Form).
615 East Michigan Street
P. O. Box 701
Milwaukee, WI 53201-0701	Your check should be made payable to:
Mairs and Power Growth Fund
Express, Certified or
Registered Mail: Mairs and Power Growth Fund, Inc.	Payments must be made in U.S. dollars, and checks must be drawn on a U.S. bank, savings and loan, or credit union.
c/o U.S. Bancorp Fund Services, LLC
3rd Floor, 615 East Michigan Street
Milwaukee, WI 53201-0701

BY WIRE	A completed and originally signed	To add to your account, call
	Purchase Application (or IRA	(800) 304-7404 to notify the
Wire to:	Application) must be received by	transfer agent of your wire purchase.
U.S. Bank, N.A.	the transfer agent before wiring
ABA 07500 0022	your initial purchase.
Credit to:
U.S. Bancorp Fund Services, LLC	Upon receipt, an account will be
Account 112-952-137	established for you.

Further credit to:	Call (800) 304-7404 to obtain your
Mairs and Power Growth Fund, Inc.	account number and to notify the
[Shareholder Account Number]	transfer agent of your wire purchase.
[Shareholder Name/Registration]

Wire transfers must be received prior to 3:00 p.m. CT to be eligible for same day pricing. Neither the Fund nor U.S. Bank, N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions

AUTOMATICALLY	Establish this service by filling out	Establish this service by calling
	the Automatic Investment Plan	(800) 304-7404 to request an
	(AIP) in Section 6 on the Purchase	AIP Form or download the Form
	Application (or IRA Application).	from the Mairs and Power Funds’
website. For more information on
AIP, see page 23.
Please see “Important Notes When Purchasing” on the next page.

Important Notes When Purchasing

The Fund will not accept these payments:

1.     Cashiers checks in amounts of less than $10,000

2.     Cash payments

3.     Cash equivalent instruments

4.     Money orders

5.     Third party checks

6.     U.S. Treasury checks

7.     Credit card checks

8.     Traveler’s checks

9.     Starter checks

10.   Bank checks

11.   Convenience checks

12.   Checks drawn against a line of credit

13.   Post dated checks

14.   Post dated on-line bill pay checks

15.   Any conditional order or payment

The Fund will not accept these applications:

1.     Applications that request a particular day or price for your transaction or any other special conditions.

2.     Applications that omit your social security number or tax identification number, or that do not include a certified social security or tax identification number.

3.     Applications received without payment.

4.     Applications that would be considered disadvantageous to shareholders.

5.     Applications from individuals who previously tried to purchase shares with a bad check.

6.     Applications that omit any information required to verify a shareholder’s identity under the USA PATRIOT Act

(see page 16 for details).

The Fund has the right to cancel or rescind any purchase within one business day if:

1.     A shareholder is believed to have engaged in market timing, excessive trading or fraud. (See “Frequent Purchases and Redemptions of Fund Shares” on page 20.)

2.     Notice has been received of a dispute between the registered or beneficial account owners.

3.     There is reason to believe that the transaction is fraudulent.

4.     Instructions are received and are believed not to be genuine.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with such other services, or receipt at the transfer agent’s post office box, of purchase applications does not constitute receipt by the transfer agent or the Fund.

If your payment is not received or if you pay with a check that does not clear, your purchase will be canceled and a fee of $25 will be charged against your account by the transfer agent. If any loss is sustained by the Fund, this loss will also be charged against your account.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Purchase Application Form, you will be required to supply the Fund with information that will assist the Fund in verifying your identity. This includes your full name, date of birth, permanent street address (that is not a P. O. Box address), and your Social Security Number (or Taxpayer Identification Number). We may also ask for other identifying documents or information. Until such verification is made, the account will not be opened. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our privacy notice on page 26.

Redeeming Shares, Exchanging Shares and Transferring Registration

You may redeem for cash all or a portion of your shares in the Fund by instructing U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, at its office in Milwaukee, Wisconsin.

Important Note: Your instruction for redemption must be in writing. The Fund does not offer redemptions via the telephone or fax.

Your shares will be redeemed at the NAV computed by the Fund after the receipt of an acceptable redemption request. The price you receive for your redemption of shares will be the NAV computed after the close of trading on the Exchange on that day, generally 3:00 p.m. Central Time. If your request for redemption of shares is received after the close of trading on that day, your redemption request will be valued as of the close of trading on the next day the Exchange is open.

Once your redemption order is received and accepted by the Fund, you may not revoke or cancel the order. The Fund cannot accept redemptions that request a particular day or price for your transaction or any other special conditions. The redemption value may be worth more or less than the price originally paid for the shares and you may realize a gain or loss on redemption.

In the event of a redemption of shares or an exchange of shares for shares of the Mairs and Power Balanced Fund, the transaction will be treated as a sale of the Fund’s shares and any gain (or loss) on the transaction may be reportable as a gain (or loss) on your federal income tax return.

The Fund reserves the right to close any non-IRA account in which the balance falls below the minimum initial investment.

The right of redemption may be suspended or the date of payment may be postponed as follows:

1.     During weekend or holiday closings, or  when trading is restricted as determined by the Securities and Exchange Commission (SEC).

2.     During any period when an emergency exists as determined by the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to fairly determine the value of its net assets.

3.     For such a period as the SEC may permit.

How To Redeem Shares

Your redemption request must be in “good order” before your proceeds can be released.

Good order means that your written request must include the following:

1.               The Fund name and your account number.

2.               The amount of your transaction (in dollars or shares).

3.               Signatures of all owners of the account exactly as they are registered on the account.

4.               Signature guarantee, if required (see Signature Guarantee on page 19).

5.               Issued certificates, if any, that you are holding for your account.

6.               Any supporting legal documents for estates, trusts, guardianships, custodianships, corporate/institutional accounts, pension and profit-sharing plans that may be required.

To comply with the signature guarantee limitation level, the Fund will not accept multiple redemption requests of $25,000 or less on the same day (see Signature Guarantee on page 19).

If any portion of the shares you are redeeming represent an investment made by check, we may delay the payment of the redemption proceeds until our transfer agent is reasonably satisfied that your check has been collected.  This may take up to  12 days from the purchase date.

Call Shareholder Services at (800) 304-7404 if you have additional questions regarding redeeming shares.

Redemption Payment Methods

By Check.  We will mail your payment to you for the shares you are redeeming typically within one or two business days.  The payment will be mailed no later than the seventh business day after the redemption request is received by the transfer agent or within such shorter period as may legally be required.  If you request your payment to be made payable or be mailed to an address other than the address of record, signature guarantees are required (see Signature Guarantee on page 19).  No interest will accrue on amounts represented by uncashed redemption checks.  If the post office cannot deliver your check, or if your check remains uncashed for six months, the Fund reserves the right to reinvest your redemption proceeds in your account at the current NAV.

By Wire.  Shareholders requesting wire payments will incur a $15 wire fee.  We will wire redemption proceeds only to the bank account designated on the Purchase Application (or IRA Application).   If your bank account information is not previously on file, attach a voided check or deposit slip to your written request with signature guarantee (see Signature Guarantee on pg 19). Payment of the proceeds will normally be wired on the next business day after receipt of your request.

By ACH.  Redemption proceeds may also be sent to your bank via electronic transfer through the Automated Clearing House (“ACH”) network provided that your bank is a member.  You can elect this option by completing the appropriate section of the Purchase Application (or IRA Application).  If your bank account information is not previously on file,  attach a voided check or deposit slip to your written request with signature guarantee.  There is no charge for this service.  However, there is a $100 minimum per ACH transfer.  ACH transfers for IRA accounts are only available for Systematic Withdrawal Plans.

How To Exchange Shares

You may exchange shares between the Fund and the Mairs and Power Balanced Fund.  An exchange is treated as a redemption and a purchase, and therefore, you may realize a taxable gain or loss.  You should obtain and read the current prospectus for the Mairs and Power Balanced Fund before the exchange is made.

There is a $1,000 minimum for all exchanges.   If a new account is being opened by exchange, the minimum investment requirements must be met.  After the exchange, the account from which the exchange is made must have a remaining balance of at least $2,500 ($1,000 for an IRA account) in order to remain open. The Fund reserves the right to terminate or materially modify the exchange privilege upon 60 days’ advance notice to shareholders.

Your exchange request must be in writing and signed by all registered account holders. You may download an Exchange Request form from the Mairs and Power Funds’ website.

How To Transfer Registration

If you request a change in your account registration, such as changing the name(s) on your account or transferring your shares to another person or legal entity, you must submit your request in writing.  A signature guarantee is required (see Signature Guarantee below).  Please call Shareholder Services at (800) 304-7404 for full instructions.

Signature Guarantee

A signature guarantee helps protect against fraud and verifies the authenticity of your signature. We will generally accept signature guarantees from domestic banks or trust companies, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, or any other financial institution which participates in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted.  A signature guarantee cannot be provided by a notary public.

A signature guarantee is required when:

1.     Redeeming Shares IF:

a.     The value of shares redeemed is greater than $25,000.

b.     Payment requested is payable to or sent (either by check, by wire or by ACH) to any person, address or bank account not on record.

c.     Your address of record has been changed in the last 15 days.

d.     The shares being redeemed are represented by certificates issued.

2.     Transferring ownership of account or account name changes.

3.     Establishing or modifying certain services on an account.

For joint accounts requiring signature guarantee, each account owner’s signature must be separately guaranteed. The Fund and/or the transfer agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Income Dividends and Capital Gain Distributions

Dividends and capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your Purchase Application Form.  The advantage of reinvesting distributions is that you receive dividends and capital gains on an increasing number of shares (known as compounding).  A capital gain or loss is the difference between the purchase and sale price of a security.

If you are investing in an account that is not tax deferred, it may be advantageous to buy shares after the Fund makes its capital gain distribution.  If you buy shares before the capital gain distribution, it can cost you money in taxes. To avoid this situation, check with the Fund for its capital gain distribution date.

The Fund distributes all of its net investment income to its shareholders in the form of semi-annual dividends.  The dividend payments are normally made in June and December.  If a capital gain is realized, the Fund will distribute the gain near year-end in the year realized.

Dividends and capital gains that are not reinvested by you are paid to you by check or transmitted to your bank account via the ACH network.

If the post office cannot deliver your check, or if your check remains uncashed for six months, your distribution option will be changed to reinvestment. Your distribution check will be reinvested into your account at the Fund’s current NAV. All subsequent distributions will be reinvested in shares of the Fund. No interest will accrue on the amount represented by uncashed distribution checks.

Frequent Purchases and Redemptions of Fund Shares

The policy of the Fund is to discourage short-term trading.  The Fund is intended for long-term investment purposes only and not for market timing or excessive trading.  Market timing may be disadvantageous to the long-term performance of the Fund by disrupting portfolio management and increasing Fund expenses.

The Fund may reject any purchase orders by any investor that may be attributable to market timers or are otherwise excessive or potentially disruptive to the Fund.  Purchase orders that are believed to be placed by market timers may be revoked or cancelled by the Fund on the next business day after receipt of the order.  In such instances, notice will be given to the shareholder within five business days of the trade to freeze the account and temporarily suspend services.

Short-term trading activity is monitored by the Fund’s transfer agent and the Adviser on a daily basis. In addition, our transfer agent maintains a directory of known market timers. However, this monitoring will not completely eliminate the possibility that short-term trading may occur. An example of short-term trading that the transfer agent and the Adviser cannot monitor is an account which has underlying shareholders, such as an omnibus account or a qualified retirement plan.

The Fund will not make any exceptions to its short-term trading policy, nor will the Fund grant to any third party permission to engage in short-term trading within the Fund.

The Fund’s Short-Term Trading policy has been approved by the Fund’s Board of Directors.

Taxes

The following discussion of U.S. taxation is not intended to be a full discussion of income tax laws and their effect.

The Fund’s distribution of dividends and capital gains, whether you receive them in cash or reinvest them in additional shares of the Fund, may be subject to federal and state income taxes.  Distributions to individual retirement accounts and qualified retirement plans are generally tax-free.

Certain dividend income, referred to as “qualified dividend income,” is taxed at a maximum rate of 15%.  Long-term capital gains are also taxed at a maximum rate of 15%.   Individuals in the 10% and 15% federal rate brackets are taxed at a 5% rate.  Qualified dividend income, generally income dividends from domestic corporations, and long-term capital gains are permitted this favored federal tax treatment through tax year 2010.  Short-term capital gains, if any, are taxed at your ordinary income tax rate.  The tax treatment of your capital gain distributions depends on how long the Fund held the securities in its portfolio, not how long you have held your shares of the Fund or whether you reinvested your distributions.

In January, you will be sent tax Form 1099-DIV indicating the treatment of dividends and capital gains and if applicable, Form 1099-B indicating redemption payments made to you during the previous year.  These forms will identify ordinary income, qualified dividends and long-term capital gains.  If you own shares in an IRA or other type of tax deferred retirement account, you generally will not have to pay taxes on dividends until a redemption is made from your account.  Tax rules for these types of accounts are complex and any questions you may have should be addressed with your tax professional.  This information is also reported to the IRS.  Distributions may also be subject to state and local taxes.  A portion of the Fund’s ordinary dividends should be eligible for the dividends received deduction by corporations.

The Fund’s dividends and distributions are paid on a per share basis. When the dividend and capital gain payments are made, the value of each share will be reduced by the amount of the payment. If you purchase shares shortly before the payment of a dividend or a capital gain distribution, you will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or capital gain.

The above statements are a general summary of current federal income tax law regarding the Fund. You should consult with your own tax adviser regarding federal, state and local tax consequences of an investment in the Fund.

Other Shareholder Services

The following reports will be sent to you as a shareholder:

Account Confirmation Statements

•  Sent to you each time you buy or sell Fund shares. The statement will confirm the trade date and amount of your transaction.

•  Semi-annual and annual confirmation statements will also be sent to you detailing the income dividend and capital gain distributions made by the Fund. In addition, the market value of your account at the close of the period will also appear on this statement.

Fund Financial Reports

•  Quarterly, Semi-annual and Annual Reports will be mailed to you at the end of February, May, August and November. Included in these reports is the performance of the Fund, a report from the Fund adviser, as well as a listing of the Fund’s portfolio. The Semi-annual and Annual Reports will also include Financial Statements.

•  Note: To reduce Fund expenses, the Fund attempts to send only one copy of a financial report to each shareholder with multiple accounts in the Fund.

Tax Statements

•  Generally mailed to you in January.

•  Will report to you the

•  previous year’s total dividend and capital gain distributions (1099-DIV),

•  proceeds from the sale of shares (1099-B), if any, and

•  distributions from IRAs or other retirement accounts (1099-R).

Average Cost Statements

•  Mailed to you by February 15th if:

•  you redeemed shares from a non IRA account in the previous year,

•  you received a 1099-B, and

•  you opened your account after January 1, 1996.

•  The statement will show all redemptions reportable for the current tax year and the average cost per share. The purpose of this statement is to provide you with information for the preparation of your tax return. This information is not reported to the IRS and you do not have to use the average cost statement. You may calculate the cost basis using other methods acceptable to the IRS.

•  There are certain situations, such as a change of registration, transfer of shares, or an account established prior to 1996, that may prevent you from receiving a cost basis statement. If you have any questions about your tax cost basis, please call Shareholder Services at (800) 304-7404.

The following services are available to you as a shareholder:

Dividend and Capital Gain Reinvestment Plan	• Dividend and capital gain distributions may be reinvested as additional shares of the Fund.

Automated Telephone Services

•  Fund and shareholder account information is available 24 hours per day, seven days a week.

•  You may obtain share prices and price changes for the Fund, your account balance and last two transactions, dividend distribution information and duplicate account statement.

•  To use this service, you must first establish a Personal Identification Number (PIN) of your own choosing via the automated telephone service before accessing your account information.

Fund Website: www.mairsandpower.com

•  The following information is available on the web site:

•    An overview of Mairs and Power, Inc.

•    Investment style of Mairs and Power Funds

•    Fund manager and director profiles

•    Daily Fund prices

•    Fund information

•    Portfolio holdings

•    Fund facts

•    Distribution and tax information

•    Proxy voting record

•    Fund prospectus and reports

•    Fund forms and applications

•    Contact information

Automatic Investment Plan (AIP)

•  This option is generally activated 15 days after your request is processed.

•  You may make regular monthly or quarterly investments of $100 or more through automatic deductions from your bank account.

•  In order to participate in the plan, your bank must be a member of the Automated Clearing House (“ACH”) network.

•  If your automated withdrawal cannot be completed or is rejected, a $25 fee (subject to change without notice) will be charged to your account. Your AIP will be terminated after two such consecutive occurrences.

•  This option is available for taxable as well as non-taxable (IRA) accounts. To be eligible for using the AIP for an IRA account, you must have earned income. Purchases made in this manner will be applied as current year purchases. To avoid excess contributions into an IRA, please call Shareholder Services at (800) 304-7404 at least five days in advance to stop the AIP.

• You may change or terminate this privilege at any time by notifying the transfer agent in writing at least five days prior to effective date, or by calling Shareholder Services.
• To request an AIP form, please contact Shareholder Services, or download the form from www.mairsandpower.com.

Subsequent Purchase by Telephone	• This option is generally activated 15 days after your request is processed.
• In order to participate in the plan, your bank must be a member of the Automated Clearing House (“ACH”) network.
• For an existing account, you may request this service by sending a voided check with your written request.
• For a new account, you may choose this service by completing Section 5 on the Purchase Application Form.
• The minimum amount for subsequent purchases is $100.00.

Systematic Withdrawal Plan (SWP)	• This option enables you to set up regular automatic redemptions from your account. A $10,000 minimum balance is required.
• The SWP is generally activated 15 days after your application is processed.

•  You may change or terminate this privilege at any time by notifying the transfer agent in writing at least five days in advance of the next withdrawal, or by calling Shareholder Services at (800) 304-7404.

• Your request to initiate a SWP after an account has already been opened must be in writing and signature guaranteed. It CANNOT be activated by telephone or fax.
• To request a SWP form, please contact Shareholder Services, or download the form from www.mairsandpower.com. For existing IRA accounts, you will need an IRA Distribution form.

Condensed Financial Information

The following table shows certain important financial information which may help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total investment returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements and the report of the independent registered public accounting firm may be found in the Fund’s most recent annual report, which you may obtain without charge by writing to or calling the Fund. See contact information listed on the back of this Prospectus.

FINANCIAL HIGHLIGHTS
(Selected per share data and ratios - for each share of
capital stock outstanding throughout each year)

	Year Ended December 31
	2006	2005	2004	2003	2002
Per Share
Net Asset Value, Beginning of Period	$71.69	$70.33	$60.90	$49.26	$54.36
Income From Investment Operations:
Net Investment Income	0.93	0.78	0.68	0.54	0.45
Net Gains or Losses on Securities (both realized and unrealized)	6.40	2.29	10.25	12.40	(4.86)
Total From Investment Operations	7.33	3.07	10.93	12.94	(4.41)
Less Distributions:
Dividends (from net investment income)	(0.91)	(0.78)	(0.68)	(0.53)	(0.45)
Distributions (from capital gains)	(0.99)	(0.93)	(0.82)	(0.77)	(0.24)
Returns of Capital	(0.02)	—	—	—	—
Total Distributions	(1.92)	(1.71)	(1.50)	(1.30)	(0.69)
Net Asset Value, End of Period	$77.10	$71.69	$70.33	$60.90	$49.26
Total Return	10.24%	4.37%	17.99%	26.33%	(8.12)%

Ratios/Supplemental Data:
Net Assets, End of Period (000s omitted)	$2,694,315	$2,522,769	$2,058,210	$1,307,763	$850,302
Ratio of Expenses to Average Net Assets	0.69%	0.70%	0.73%	0.75%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.21	1.15	1.12	1.05	0.93
Portfolio Turnover Rate	4.39	2.77	2.87	2.41	1.25

Privacy Policy

Mairs and Power Funds, in having created a relationship with its shareholders, has established this policy which sets forth the commitment of the Funds to maintain a shareholder’s private information in a confidential manner, securing personal and financial data.

In the normal process of doing business with its shareholders, Mairs and Power Funds collects nonpublic personal information about its shareholders. This information is collected from the application or other forms, correspondence, or conversations, including but not limited to, account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our shareholders, past or present, to nonaffiliated third parties, such as consultants or accountants, except as authorized by shareholders or required by law. Third parties that perform administrative services on the Funds’ behalf, such as our transfer agent and custodian, will receive nonpublic personal information about our shareholders. These entities will use this information only to provide required services for shareholders, and are not permitted to share or use this information for any other purpose. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard our nonpublic personal information. We will not under any circumstances disclose any information, public or nonpublic, about our present or former shareholders to any third parties for the purpose of marketing.

In the event that shareholders hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how nonpublic personal information would be shared with nonaffiliated third parties.

OFFICERS AND DIRECTORS

William B. Frels	President and Director
Peter G. Robb	Vice-President
Jon A. Theobald	Secretary and Chief Compliance Officer
Lisa J. Hartzell	Treasurer
Norbert J. Conzemius	Director
Bert J. McKasy	Director
Charles M. Osborne	Director
Edward C. Stringer	Director

Investment Adviser
Mairs and Power, Inc.
W1520 First National Bank Building
332 Minnesota Street
Saint Paul, MN 55101-1363

Independent Registered
Custodian	Public Accounting Firm
U.S. Bank, N.A.	Ernst & Young LLP
Custody Operations	Suite 1400, 220 South Sixth Street
1555 North River Center Drive, Suite 302	Minneapolis, MN 55402
Milwaukee, WI 53212

Transfer Agent

Express (or Overnight), Certified
Regular Mail Address	or Registered Mail Address

Mairs and Power Growth Fund, Inc.	Mairs and Power Growth Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street	3rd Floor
P. O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Shareholder Services
(800) 304-7404

Mairs and Power Growth Fund, Inc.

Established 1958

For More Information

More information about the Fund is available from the following sources:

Statement of Additional Information (SAI)

The SAI provides more details about the Fund and its investment policies and restrictions. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual, Semi-Annual and Quarterly Reports

Additional information about the Fund’s investments is available in the Fund’s reports to shareholders. In the Fund’s reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The Fund’s reports and the SAI are available free of charge on the Fund’s website at www.mairsandpower.com.

You can also get free copies of the reports and the SAI by contacting the Fund at:

Mairs and Power Growth Fund, Inc.

c/o U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, WI 53201-0701

Telephone:  (800) 304-7404

Reports will be sent first class mail within three business days of receipt of request.

You may also request other information about the Fund or make shareholder inquiries by calling (800) 304-7404.

Additional information:

•      Documents filed by the Fund with the SEC are available on the SEC’s Internet EDGAR Database site at http://www.sec.gov, where they are listed under “Mairs and Power Growth Fund, Inc.”

•      Information about the Fund, including the SAI, can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can also obtain copies by mailing your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102, or by paying a duplicating fee and sending a request by email to: publicinfo@sec.gov. Information about the operation of the Public Reference Room is available by calling the SEC at (202) 942-8090.

The Fund’s Investment Company Act file number is 811-802.

MAIRS AND POWER GROWTH FUND, INC.
STATEMENT OF ADDITIONAL INFORMATION

Dated April 30, 2007

Mairs and Power Growth Fund, Inc. (the “Fund”) is a no-load mutual fund.  The objective of the Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average long-term appreciation.

This Statement of Additional Information (SAI) is not a prospectus, but contains information in addition to what is contained in the Fund’s Prospectus.  The SAI should be read in conjunction with the Prospectus, dated April 30, 2007, which has been filed with the Securities and Exchange Commission. The Fund’s Prospectus and most recent annual financial statements may be obtained, without charge, by writing the Fund or calling Shareholder Services at (800) 304-7404, or by visiting our website at www.mairsandpower.com.  Certain portions of the Prospectus have been incorporated by reference into this SAI, as noted herein.  The address of the Fund is Mairs and Power Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201-0701.

Table of Contents

Classification of the Fund	2
Investment Objective and Policies	2
Investment Limitations	2
Characteristics and Risks of Permitted Securities	3
Portfolio Turnover	9
Disclosure of Portfolio Holdings	9
Management of the Fund	10
Certain Transactions	13
Compensation	13
Code of Ethics	14
Proxy Voting Policies and Procedures	14
Control Persons and Principal Holders of Securities	14
Investment Adviser	14
Fund Administration Servicing Agreement	15
Transfer Agent, Custodian and Fund Accountant	15
Independent Registered Public Accounting Firm	16
Portfolio Managers	16
Brokerage Allocation and Other Practices	17
Purchasing, Redeeming, and Pricing Fund Shares	17
Taxation	18
Principal Underwriter	18
Calculation of Performance Data	18
Financial Statements	18

1

Classification of the Fund

The Fund is an open-ended, diversified management company that was incorporated in Minnesota in 1958.  The Fund has authorized capital stock of 100,000,000 shares, $0.01 par value per share.  Each share entitles the shareholder to one vote at all meetings of Fund shareholders.  Shareholders will participate equally in dividends and capital gains distributions declared by the Fund for each share owned.  Fund shares are transferable without restrictions and are redeemable at net asset value.  The Fund is not required to hold annual meetings of shareholders until such times as substantial changes are proposed in either the governance or the policies of the Fund.

Investment Objective and Policies

As discussed in “Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings” in the Fund’s Prospectus, the objective of the Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average long-term appreciation.

Investment Limitations

The Fund is subject to the following restrictions which may not be changed without the approval of the holders of a majority of the Fund’s outstanding shares.  The vote of a majority of the outstanding shares means the vote, at an annual or a special meeting of the shareholders representing (a) 67% or more of the voting shares present at such meeting, if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting shares of the Fund, whichever is less.

The Fund may not:

1)             Purchase securities of any issuer if as a result, (a) more than 5% of the value of the total assets of the Fund would then be invested in the securities of a single issuer (other than United States Government obligations), or (b) more than 10% of any class of securities, or more than 10% of the outstanding voting securities, of the issuer would then be held by the Fund;

2)             Purchase securities of other investment companies if as a result more than 5% of the Fund’s total assets would then be (a) invested in the securities of that investment company, or (b) more than 10% of the Fund’s assets would then be invested in securities of all investment companies;

3)             Concentrate more than 20% of its investments in a particular industry as defined by Standard & Poor’s;

4)             Purchase or sell real estate, real estate investment trusts, or other interests in real estate which are not readily marketable;

5)             Write, purchase or sell puts, calls, or combinations thereof;

6)             Make loans (although it may acquire portions of an issuer’s publicly distributed securities);

7)             Purchase securities on margin or sell short;

8)             Borrow money, except that the Fund may borrow from banks up to 5% of its total assets to pay capital gain distributions, to pay income dividends, or to relieve an extraordinary or emergency situation, but not for investment purposes;

9)             Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund;

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10)           Participate on a joint or a joint and several basis in any trading account in securities;

11)           Invest in companies for the purpose of exercising control of management;

12)           Act as an underwriter of securities of other issuers;

13)           Purchase or retain the securities of any issuer if officers and directors of the Fund or its investment adviser who own individually more than one-half of one percent of the securities of such issuer, together own more than 5% of the securities of such issuer;

14)           Purchase or sell commodities or commodity contracts in the ordinary course of its business; or

15)           Purchase or sell “restricted securities” in such a way as to become an “underwriter” within the meaning of that term as used in the Securities Act of 1933.

Characteristics and Risks of Permitted Securities

In seeking to meet its investment objective, the Fund will invest in securities or instruments whose investment characteristic are consistent with the Fund’s investment program.  The following further describes the principal type of portfolio securities and their risks.

Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible

3

security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and are generally subject to a high degree of credit risk.

While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

Non-Investment-Grade Securities. The convertible securities in which the Fund may invest include non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” which are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB– by Standard & Poor’s) or are determined to be of comparable quality by the Fund’s adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade debt securities. The success of the Fund’s adviser in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the

4

general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a sustained period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high-yield security or the price at which the Fund could sell a high-yield security, and could adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

Foreign Securities; American Depositary Receipts.  The Fund may invest up to 10% of its total assets in securities of foreign issuers, which are either listed on a United States securities exchange or represented by American Depositary Receipts (“ADRs”).  Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers.  These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements).  Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations.  The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies.  There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States.  Confiscatory taxation or diplomatic developments could also affect investment in those countries.

United States dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid currency risks during the settlement period for either purchases or sales.  In general, there is a large, liquid market in the United States for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

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Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities, while issuers of sponsored facilities normally pay more of the costs.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

Exchange-Traded Funds. The Fund may purchase shares of exchange-traded funds (ETFs). Typically, the Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

Most ETFs are investment companies. Therefore, the Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, the Fund’s investments in other investment companies.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

•       the market price of the ETF’s shares may trade at a discount to their net asset value;

•       an active trading market for an ETF’s shares may not develop or be maintained; or

•       trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) generally halts stock trading.

Other Investment Companies. The Fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under the 1940 Act, the Fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The 1940 Act provides an exemption for these restrictions for a fund of funds where the acquiring fund and any acquired funds are part of the same group of investment companies and comply with various conditions set forth in the Act.  If the Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the Fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

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Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Repurchase Agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally a security issued by the United States government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment adviser will monitor the Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a Fund. The aggregate amount of any such agreement is not limited except to the extent required by law.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and, therefore, the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price

7

of the securities sold by the Fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction in accordance with the requirements, and subject to the risks. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

Temporary Investments. The Fund may take temporary defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the United States government and its agencies, commercial paper, and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the Fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Warrants. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued or Delayed-Delivery Securities. The Fund may purchase securities on a when-issued or a delayed-delivery basis, that is, for payment and delivery on a date later than normal settlement, but generally within 30 days.

The purchase price and yield on these securities are generally set at the time of purchase.  On the date that a security is purchased on a when-issued basis, the Fund earmarks liquid assets with a value at least as great as the purchase price of the security as long as the obligation to purchase continues.  The value of the delayed delivery security is reflected in the Fund’s net asset value as of the purchase date, however, no income accrues to the Fund from these securities prior to their delivery to the Fund.  The Fund makes such purchases for long-term investment reasons, but may actually sell the securities prior to settlement date if the Fund deems it advisable in seeking to achieve the objectives of the Fund.  The purchase of these types of securities may increase the Fund’s overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.  Unsettled securities purchased on a when-issued or delayed-delivery basis (i.e., in excess of an established market practice) will not exceed 5% of the Fund’s total assets at any one time.

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Portfolio Turnover

The annual portfolio turnover rate for the Fund was 4.39% for the year ended December 31, 2006 and 2.77% for the year ended December 31, 2005.  The Fund has not placed any limit on its rate of portfolio turnover and securities may be sold without regard to the time they have been held when in the opinion of the investment adviser, Mairs and Power, Inc., investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of securities with maturities of one year or less at the time the Fund acquired them) by the monthly average value of the securities in the Fund’s portfolio during the year.

Disclosure of Portfolio Holdings

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report on Form N-CSR to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  A complete copy of the Fund’s portfolio holdings will be available on or about 15 days following each quarter-end  on the Fund’s website.  This list remains available on the website until it is replaced with the following quarter-end list.  To view the Fund portfolio holdings, visit www.mairsandpower.com.  You may also obtain a copy of the Fund’s latest quarterly report without charge by calling Shareholder Services at (800) 304-7404.

From time to time the Fund’s service providers, independent rating and ranking organizations, institutional investors and others may request information about the Fund’s portfolio holdings. The Board of Directors has approved policies and procedures relating to disclosure of the Fund’s portfolio holdings. The Fund’s policy is to disclose portfolio holdings to third parties only where the Fund believes that it has  a legitimate business purpose for disclosing the information and the recipient is subject to a duty of confidentiality, including a duty not to trade on the basis of any non-public information. No compensation is received by the Fund in connection with the disclosure of portfolio holdings information.

The Fund may provide, at any time, portfolio holdings information to service providers, such as the Fund’s investment manager, transfer agent, custodian/fund accounting agent, financial printer, pricing services, auditors, and proxy voting services, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law or contract.

The Fund may also provide information regarding portfolio holdings to shareholders, firms and institutions before public disclosure is required or authorized as discussed above, provided that the recipient does not distribute the portfolio holdings information or results of any analysis of such information to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund’s shares before the information becomes public. The Fund’s Board of Directors may, on a case-by-case basis, impose additional restrictions on the dissemination of the Fund’s portfolio information beyond those described herein.

The Chief Compliance Officer will exercise oversight of disclosures of the Fund’s portfolio holdings and ensure that all portfolio holdings disclosures are in the best interests of the Fund’s shareholders.  Every violation of the portfolio holdings disclosure policy must be reported to the Fund’s Chief Compliance Officer.  The portfolio holdings disclosure policy may not be waived, and exceptions may not be made, without the consent of the Fund’s Board of Directors.

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Management of the Fund

The officers and directors of the Fund and their principal occupations for the last five years are set forth below.  The Board of Directors is generally responsible for the overall operation of the Fund.  The Directors elect the officers of the Fund to actively supervise the day-to-day operations of the Fund.  Each Director and Officer serves for an indefinite time period.

Name (age) and address (1)	Position(s) held with the Fund and length of time served (2)	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by Director	Other directorships held by Director
INTERESTED PRINCIPAL OFFICER WHO IS A DIRECTOR
William B. Frels (67)	President since June 2004 and Director since 1992	• Chairman of the Board and Chief Executive Officer of the Investment Adviser (March 2007 to present). • President of the Investment Adviser (2002 to March 2007). • Treasurer of the Investment Adviser (1996 to present). • Vice President of the Investment Adviser (1994 to 2002).	2	N/A
INTERESTED PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS
Peter G. Robb (58)	Vice President since 1994	• Vice President and Secretary of the Investment Adviser.	N/A	N/A

Jon A. Theobald (61)	Secretary since 2003; Chief Compliance Officer since 2004.

•  President and Chief Operating Officer of the Investment Adviser (March 2007 to present).

•  Executive Vice President and Chief Administrative Officer of the Investment Adviser (2002 to March 2007).

•  Senior Vice President, U.S. Trust Company (2001 to 2002).

			N/A	N/A

Lisa J. Hartzell (62)	Treasurer since 1996	• Manager of Mutual Fund Services of the Investment Adviser. • Vice President of the Investment Adviser (July 2004 to present).	N/A	N/A
DISINTERESTED DIRECTORS
Charlton Dietz (76) 30 Seventh Street East, Suite 3050, Saint Paul, MN 55101	Retired as of December 31, 2006; Board Chair 2004 - February 2006; Director since 1997	• Retired Senior Vice President, Legal Affairs and General Counsel, 3M Company.	2	N/A

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Name (age) and address (1)	Position(s) held with the Fund and length of time served (2)	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by Director	Other directorships held by Director
Norbert J. Conzemius (65)	Board Chair effective February 2006; Director since 2000	• Interim Chief Executive Officer, American Bank, St. Paul, MN (January 2007 to present). • Retired Chief Executive Officer, Road Rescue Incorporated.	2	N/A

Charles M. Osborne (53)	Audit Committee Chair effective February 2006; Director since 2001	• Chief Financial Officer, Fair Isaac Corporation (May 2004 to present). • Chief Financial Officer (2000 to 2004), Vice President (2003 to 2004), University of Minnesota Foundation.	2	N/A

Edward C. Stringer (72)	Director since 2002	• Retired attorney (2002 to June 30, 2005), Briggs and Morgan, P.A. • Associate Justice, State of Minnesota Supreme Court (1994 to 2002).	2	N/A

Bert J. McKasy (65)	Director since September 2006	• Attorney, Lindquist & Vennum, P.L.L.P.	2	N/A

(1)   Unless otherwise indicated, the mailing address for each officer and director is 332 Minnesota Street, Suite W1520, St. Paul, MN  55101-1363.

(2)   Each director serves until elected at the next shareholder meeting or until his successor is appointed.  Each officer is elected annually.

All of the persons listed in the table above and on the previous page serve in the same capacities with Mairs and Power Balanced Fund, Inc., an open-end investment company which also retains Mairs and Power, Inc. as its investment adviser.  Directors, officers and portfolio managers of the Mairs and Power Funds are subject to mandatory retirement at age 75.

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The Board of Directors has four standing committees listed below:

			Number of
			meetings held
			during last fiscal
	Functions	Members	year
Audit Committee	To make recommendations to the Board of Directors regarding the selection of an independent registered public accounting firm, and to assist the Board of Directors in its oversight of the Fund’s financial reporting process. The Audit Committee meets with the independent registered public accounting firm at least annually to review the results of the examination of the Fund’s financial statements and any other matters relating to the Fund.	Norbert J. Conzemius Charlton Dietz (retired from the Board, December 2006) Bert J. McKasy (member since September 2006) Charles M. Osborne (Chairman effective February 2006) Edward C. Stringer	3

Fair Market Valuation Committee	To oversee pricing of the Fund and to research and resolve any pricing problems. The Fair Market Valuation Committee meets on an “as needed” basis.	William B. Frels (Chairman) Lisa J. Hartzell Ronald L. Kaliebe Jon A. Theobald	4

Nominating Committee	To consider and recommend nominees for directors to the Board to fill vacancies when required. Nominations of directors who are not “interested persons” of the Investment Company must be made and approved by the Nominating Committee. The Nominating Committee meets on an “as needed” basis. The Nominating Committee will consider nominees recommended by shareholders. Shareholders may send recommendations to the Secretary of the Fund.	Norbert J. Conzemius (Chairman) Charlton Dietz (retired from the Board, December 2006) Bert J. McKasy (member since September 2006) Charles M. Osborne Edward C. Stringer	1

Disclosure Committee	To oversee and act as a final checkpoint with respect to all shareholder communications. The Disclosure Committee meets on an “as needed” basis.	William B. Frels (Chairman) Lisa J. Hartzell Jon A. Theobald Andrea C. Stimmel	2

Each director attended at least 75% of the Board of Directors meetings and, if a member, of the Audit Committee meetings held during the fiscal year ended December 31, 2006.

The following table provides information about the dollar range of common stock owned beneficially as of December 31, 2006 by each director.

	Dollar Range of	Aggregate Dollar Range of Equity Securities In All
	Equity Securities in the	Registered Investment Companies Overseen by Director
Name of Director	Fund	in Family of Investment Companies
Norbert J. Conzemius	over $100,000	over $100,000
Charlton Dietz (retired from the Board, December 2006)	over $100,000	over $100,000
William B. Frels	over $100,000	over $100,000
Bert J. McKasy (director since September 2006)	none	none
Charles M. Osborne	over $100,000	over $100,000
Edward C. Stringer	over $100,000	over $100,000

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Certain Transactions

Since January 1, 2005, no director who is not an interested person of the Fund, or any immediate family member of such a director, has had any direct or indirect interest, the value of which exceeded $120,000, in: (i) the Fund’s investment adviser or (ii) any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the investment adviser.

Since January 1, 2005, no director who is not an interested person of the Fund, or any immediate family member of such a director, has had any material interest or relationship, direct or indirect, in any transaction, or series of similar transactions, in which the amount involved exceeded $120,000 and to which any of the following persons was a party:  (i) the Fund, (ii) an officer of the Fund, (iii) the Mairs and Power Balanced Fund, (iv) an officer of the Mairs and Power Balanced Fund, (v) the Fund’s investment adviser, (vi) an officer of the Fund’s investment adviser, (vii) a person directly or indirectly controlling, controlled by, or under common control with the investment adviser, or (viii) an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment adviser.

Since January 1, 2005, no officer of the Fund’s investment adviser or any officer of any person directly or indirectly controlling, controlled by, or under common control with the investment adviser, served on the board of directors of any company where a director of the Fund who is not an interested person of the Fund, or immediate family member of the director, was an officer.

Compensation

The following table provides information about compensation paid to the Fund’s directors for the fiscal year ended December 31, 2006.  The Fund does not pay remuneration to its officers or to directors who are officers, directors or employees of the investment adviser.

		Pension or		Total Compensation
	Aggregate	Retirement Benefits	Estimated	From Fund and Fund
	Compensation	Accrued As Part of	Annual Benefits	Complex Paid to
Name of Person, Position	from Fund	Fund Expenses	Upon Retirement	Directors
Norbert J. Conzemius (Chairman of the Board) Disinterested Director	$46,075	None	None	$48,500

Charlton Dietz (Retired Chairman of the Board, December 2006) Disinterested Director	$43,225	None	None	$45,500

Bert J. McKasy (since September 2006) Disinterested Director	$20,900	None	None	$22,000

Charles M. Osborne (Chairman of the Audit Committee) Disinterested Director	$46,075	None	None	$48,500

Edward C. Stringer Disinterested Director	$40,850	None	None	$43,000

William B. Frels (President) Interested Director	None	None	None	None

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Code of Ethics

The Fund and its investment adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act.  These codes of ethics permit personnel subject to the codes to invest in securities including securities that may be purchased or held by the Fund.  However, the code of ethics have been designed to ensure that the interests of the Fund’s shareholders come before the interests of the Fund’s managers.  The codes contain restrictions on personal investing practices.

Proxy Voting Policies and Procedures

The Fund has delegated the authority to vote shares held in its investment portfolio to the investment adviser.  Accordingly, the investment adviser is responsible for voting proxies for all voting securities held by the Fund.  The investment adviser’s policy is to vote in accordance with guidelines established by its Investment Committee.  A copy of the investment adviser’s proxy voting guidelines is attached as Appendix A.

The proxy voting guidelines are reviewed by the investment adviser’s Investment Committee and are subject to change.  The Committee is responsible for resolving voting decisions that cannot be readily determined by reference to the proxy voting guidelines.  Actual proxy voting records of the Fund are filed with the SEC no later than August 31 of each year, covering the Fund’s proxy voting record for the most recent twelve-month period ended June 30.  Proxy voting records are available as soon as reasonably practicable after filing the report with the Commission, without charge by visiting the Fund’s website at www.mairsandpower.com and on the SEC’s website at www.sec.gov.

Control Persons and Principal Holders of Securities

As of April 2, 2007, the only shareholder holding more than 5% of the Fund’s outstanding shares was  “National Investor Services Corp.” (2,179,223 shares or 6.3%).  As of April 2, 2007, the Fund’s officers and directors as a group beneficially owned 0.26% of the Fund’s outstanding shares.

Investment Adviser

Mairs and Power, Inc. a Minnesota corporation, is the investment adviser of the Fund.  Mairs and Power, Inc.’s shareholders, along with their percentage ownership positions in Mairs and Power, Inc., are listed below.

Percentage of outstanding shares held
Shareholder	as of April 2, 2007
William B. Frels	29.9%
George A. Mairs, III	25.2%
Peter G. Robb	22.2%
Other	22.7%

Mr. Frels is an officer and a director of the Fund and Mr. Robb is an officer of the Fund.  Ownership positions in the “Other” category are owned by other officers and employees of the investment adviser.

Mairs and Power, Inc. has served as an investment advisory firm since 1931 and has furnished continuous investment supervision to the Fund since 1958.  Mairs and Power, Inc. currently provides similar services to one other mutual fund, Mairs and Power Balanced Fund, Inc., the net assets of which were $141,223,900 as of December 31, 2006.

Mairs and Power, Inc. serves as investment adviser to the Fund under the terms of an Amended and Restated Agreement for Investment Counsel Service effective July 1, 2005 (the “Investment Advisory Agreement”).  The Investment Advisory Agreement must be approved annually by the Board of Directors of

14

the Fund, including a majority of those directors who are not parties to such contract or “interested persons” of any such party as defined in the Investment Company Act of 1940.  The independent directors of the Fund reviewed the level of fees charged by the investment adviser, the level and quality of service provided by the investment adviser, and the expenses incurred by the Fund.  After careful review and consideration, the Investment Advisory Agreement was approved by the Board of Directors of the Fund, including a majority of the directors who were not parties to such agreement or interested persons of any such party, by casting their votes in person at a meeting called for such purpose.  The Agreement may be terminated at any time, without penalty, on 60 days’ written notice by the Fund’s Board of Directors, by the holders of a majority of the Fund’s outstanding voting shares or by the Investment Adviser.  The Agreement automatically terminates in the event of its assignment (as defined in the Investment Company Act of 1940 and the rules thereunder).  Mairs and Power, Inc. conducts investment research and supervises investment accounts for individuals, trusts, pension and profit sharing funds, charitable and educational institutions.  Mairs and Power, Inc. is not a broker and does not sell securities.

As compensation for its services to the Fund, the investment adviser receives monthly compensation from the Fund.  The investment management fee paid to the Adviser by the Fund is equal to a rate of 0.60% of average daily net assets up to $2.5 billion, and 0.50% of average daily net assets in excess of $2.5 billion per annum.  The ratio of the management fee to average net assets in 2006 was 0.60%; the ratio of total expenses to average net assets was 0.69%.

Management fees paid by the Fund to Mairs and Power, Inc. amounted to $15,533,641 in 2006, $14,024,417 in 2005 and $9,789,187 in 2004.  Under the terms of the Investment Advisory Agreement, the investment adviser agrees to render research, statistical and advisory services to the Fund, pay for office rental, executive salaries and executive expenses and pay all expenses related to the distribution and sale of Fund shares.  All other expenses, such as brokerage commissions, fees charged by the Securities and Exchange Commission, custodian and transfer agent fees, legal and auditing fees, directors fees, taxes, premiums on fidelity bonds, supplies, and all other miscellaneous expenses are borne by the Fund.

Mairs and Power, Inc., at its own expense, pays for distribution related costs and reimbursements to certain third-party retirement plan administrators.  These payments are made at the discretion of Mairs and Power, Inc.  Determination whether payments should be paid include the quality of the relationship and the terms of any servicing agreement.  These payments add no additional expense to the Fund or its shareholders.

Fund Administration Servicing Agreement

Mairs and Power, Inc. provides certain administrative services for the Fund pursuant to a Fund Administration Servicing Agreement.  These services include general administrative services, assistance with regulatory compliance, and coordination of accounting and tax reporting.  As compensation for its services to the Fund, the Investment Adviser receives monthly compensation from the Fund.  The Fund Administration fee is computed at an annual rate of 0.01% based upon the Fund’s average daily net assets.  In 2006, the Fund paid Mairs and Power, Inc. $260,715 for administrative services.

Transfer Agent, Custodian and Fund Accountant

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, P. O. Box 701, Milwaukee, Wisconsin 53201-0701 acts as the Fund’s transfer agent and dividend disbursing agent.  For these services, the Fund paid U.S. Bancorp Fund Services $806,210 in 2006, $818,422 in 2005 and $680,911 in 2004.  U.S. Bancorp Fund Services also serves as fund accountant for the Fund.  For these services, the Fund paid U.S. Bancorp Fund Services $255,085 in 2006, $208,755 in 2005 and $149,604 in 2004.

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Custodial services for the Fund are performed by U.S. Bank, N.A., Custody Operations, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, pursuant to the terms of a Custodial Agreement reviewed annually by the Board of Directors.  As custodian, U.S. Bank, N.A.  controls all securities and cash for the Fund, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services, as directed in writing by authorized officers of the Fund.  For these services, the Fund paid U.S. Bank, N.A. $174,319 in 2006, $144,104 in 2005 and $336,663 in 2004.

Independent Registered Public Accounting Firm

Ernst & Young LLP, Suite 1400, 220 South Sixth Street, Minneapolis, Minnesota 55402 is the independent registered public accounting firm to the Fund, and is subject to annual appointment by the Board of Directors.  Ernst & Young LLP conducts an annual audit of the Fund’s financial statements and performs tax and accounting advisory services.

Portfolio Managers

Other Accounts Managed

William B. Frels, the lead portfolio manager of the Fund, is also primarily responsible for the day-to-day management of other accounts managed by Mairs and Power, Inc.

The number of other accounts managed by Mr. Frels and the total assets managed in these other accounts are as follows:

•                                          Mr. Frels is lead portfolio manager of the Mairs and Power Balanced Fund, Inc.
As of December 31, 2006, the total assets under management in this fund were $141,223,900.

•                                          Mr. Frels is the portfolio manager for 13 pooled investment advisory accounts.
As of December 31, 2006, the total assets under management in these accounts were $357,257,128.

•                                          Mr. Frels is the portfolio manager for 165 individual investment advisory accounts.
As of December 31, 2006, the total assets under management in these accounts were $443,629,184.

In one of the accounts described above for Mr. Frels, the advisory fee is based on a percentage of assets under management plus a bonus payment based on the performance of the account.  The total assets under management in this account as of December 31, 2006 were $93,908,451.  Advisory fees for all of the other accounts are based on a percentage of assets under management.

Mark L. Henneman is co-manager of the Fund.  Mr. Henneman is also primarily responsible for the day-to-day management of other accounts managed by Mairs and Power, Inc.

The number of other accounts managed by Mr. Henneman and the total assets managed in these other accounts are as follows:

•                                          Mr. Henneman is the portfolio manager for 105 individual investment advisory accounts.
As of December 31, 2006, the total assets under management in these accounts were $151,881,728.

There are no material conflicts of interest in connection with the portfolio managers’ management of the Fund’s investments and the investments of the other accounts described above.

16

Compensation

The Fund does not pay any salary, bonus, deferred compensation, pension or retirement plan on behalf of the lead portfolio manager, co-manager or any other employee of Mairs and Power, Inc.  The lead portfolio manager and co-manager of the Fund receive compensation from the investment adviser, Mairs and Power, Inc. Compensation consists of a fixed salary and bonuses based on the profitability of the firm.  The lead portfolio manager and co-manager also participate in the profit sharing plan of the investment adviser.   Contributions are made annually and are within the limitations of the Internal Revenue Service Rules and Regulations.  Additionally, the co-manager is a participant in a Mairs and Power, Inc. Incentive Stock Option Plan.

Ownership of Securities

As of December 31, 2006, Mr. Frels beneficially owned over $1,000,000 of the shares in the Fund.  As of December 31, 2006, Mr. Henneman beneficially owned between $10,001 - $50,000 of the shares in the Fund.

Brokerage Allocation and Other Practices

Subject to policies established by the Board of Directors of the Fund, the investment adviser is responsible for the Fund’s portfolio decisions and the placing of orders to effect the Fund’s portfolio transactions. With respect to such transactions, the investment adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved.  While the investment adviser generally seeks reasonably competitive commission rates, the Fund will not necessarily be paying the lowest commission or spread available.  The Fund has no obligation to deal with any broker or dealer in the execution of its portfolio transactions.  The broker-dealers used by the Fund have no affiliation with the Fund, its investment adviser, or any of their officers or directors.

Investment decisions for the Fund are made independently from those for the Mairs and Power Balanced Fund, Inc., also managed by Mairs and Power, Inc.  When these funds are simultaneously engaged in the purchase or sale of the same securities, the transactions are averaged as to price and allocated as to amount in accordance with a formula deemed equitable to each fund.  In some cases this system may adversely affect the price paid or received by the Fund, or the size of the position obtainable for the Fund.

Decisions with respect to allocations of portfolio brokerage will be made by the investment adviser.  Portfolio transactions are normally placed with broker-dealers which provide the Fund’s investment adviser with research and statistical assistance.  Recognizing the value of these factors, the Fund may pay brokerage commissions in excess of those which another broker might charge for effecting the same transaction, even though the research services furnished by brokers through whom the Fund effects securities transactions may benefit other clients of Mairs and Power, Inc.

For the year 2006, the Fund paid $426,137 in brokerage fees on purchase and sale of portfolio securities. All of this amount was paid to brokers or dealers who supplied research services to the investment adviser.  Total brokerage fees for 2005 and 2004 amounted to $815,781 and $937,093, respectively.

Purchasing, Redeeming, and Pricing Fund Shares

The purchase, redemption, and pricing of the Fund’s shares are subject to the procedures described in “Determining Net Asset Value Per Share,” “Purchasing Shares,” “Redeeming Shares, Exchanging Shares and Transferring Registration,”  and “Frequent Purchases and Redemptions of Funds Shares” in the Fund’s Prospectus, which is incorporated herein by reference.

17

Taxation

The Fund intends to comply, as it did in 2006, with the special provisions of Subchapter M of the Internal Revenue Code that relieves it from federal income tax on net investment income and capital gains currently distributed to shareholders.  The Internal Revenue Code requires all regulated investment companies to pay a nondeductible 4% excise tax if less than 98% of ordinary income and less than 98% of capital gains are paid out to shareholders during the year in which they are earned or realized.  The Fund intends to distribute income and capital gains in such a manner as to avoid this excise tax.

Principal Underwriter

The Fund is the sole distributor of its mutual fund shares.

Calculation of Performance Data

The Fund may publish its total return information from time to time.  Quotations of the Fund’s average annual total rate of return, the Fund’s average annual total return (after taxes on distributions), and the Fund’s average annual total return (after taxes on distributions and redemptions), will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over periods of one, five and ten years.  The after-tax performance is calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.  The calculation applies the ordinary income tax rate for ordinary income distributions, the short-term capital gain rate for short-term capital gain distributions, and the long-term capital gain rate for long-term capital gain distributions.  Performance data will reflect the deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and capital gains distributions are reinvested when paid.

Performance information reflects only the performance of a hypothetical investment in the Fund during the particular time periods on which the calculations are based.  Such information should not be considered as representative of the performance of the Fund in the future.  Performance of the Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in its expenses and amount of assets.

Financial Statements

The Fund’s financial statements, including a listing of portfolio securities as of December 31, 2006, are included in the Fund’s Annual Report to Shareholders for the year ended December 31, 2006 and are incorporated herein by reference.  The financial statements have been audited by Ernst & Young LLP, independent registered public accounting firm, Suite 1400, 220 South Sixth Street, Minneapolis, Minnesota 55402, as set forth in their report appearing in the Annual Report and incorporated herein by reference.  Additional copies of the Annual Report may be obtained, without charge, by writing or calling the Fund, or by visiting the Fund’s website at www.mairsandpower.com.

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Appendix A

MAIRS AND POWER FUNDS

PROXY VOTING POLICIES AND PROCEDURES

A.            Mairs and Power has adopted and implemented these proxy voting guidelines having in mind our overriding goal of ensuring that all proxies are voted in the best interest of the Fund and its Shareholders.

B.            The person at Mairs and Power responsible for monitoring corporate actions, making voting decisions and ensuring that proxies are submitted in a timely manner is Mr. Ronald Kaliebe, Vice President.  Whenever Mr. Kaliebe identifies proposals which are controversial or non-routine in nature, such proposals will be reviewed on a case-by-case basis and he will enlist the guidance of the full Mairs and Power Investment Committee, which includes Mr. George A. Mairs, III, Mr. William B. Frels, Mr. Peter G. Robb, Mr. John K. Butler, Mr. Mark L. Henneman, Mr. Andrew R. Adams and Mr. Jon A. Theobald, in addition to Mr. Kaliebe.

C.            As a general rule, it is the policy of Mairs and Power to vote in favor of management on all proxy statement proposals considered to be non-controversial and routine in nature.  In this regard, the following types of proposals are generally considered to be in this category:

1.             Election of directors and related compensation issues.

2.             Appointment of independent auditors.

3.             New employee incentive plans or amendments to existing incentive plans involving the issuance of new common shares representing less than 10% of the then number of common shares outstanding.

4.             Stock splits and/or dividends and requests to increase the number of authorized but unissued common shares outstanding.

5.             A variety of proposals involving such issues as charitable contributions, cumulative voting, employment, political activities, etc. all of which are deemed to be a prerogative of management.

D.            Proposals considered to be controversial and/or non-routine in nature will require special case by case consideration by the Mairs and Power Investment Committee in order to determine the voting decision which will be in the best interest of the Fund and its Shareholders.  Examples of such proposals would include the following:

1.             Amendments to the articles of incorporation and corporate by-laws.

2.             Acquisition or merger related proposals.

3.             Any proposal related to a change in control be it friendly or unfriendly or any proposal designed to prevent or discourage unfriendly takeovers (i.e. poison pill proposals).

4.             New incentive plans or amendments to existing incentive plans that would have the potential to increase the number of the then outstanding common shares by 10% or more.

5.             All other controversial or non-routine proposals not specifically mentioned above.

E.             Conflicts of interest – It is the responsibility of Mr. Kaliebe, in consultation with the full Mairs and Power Investment Committee, to identify and determine the materiality of any potential conflicts between the interests of Mairs and Power and those of the Fund and its Shareholders.  Due to the size and nature of Mairs and Power’s business, it is anticipated that material conflicts of interest will rarely

19

occur.  Whenever a material conflict of interest does exist, it will be addressed in one of the following ways:

1.             The proxy will be voted according to the predetermined voting policy set forth hereinabove, provided that the proposal at issue is not one which the policy requires to be considered on a case-by-case basis, and provided further that exercising the predetermined policy may not result in a vote in favor of management of a Company where the conflict involved is the fact that Mairs and Power does business with the Company.

2.             In conflict situations which cannot be addressed using the predetermined voting policy, guidance will be sought from the Fund’s Board of Directors.  The proxy will be voted as directed by the Fund’s Board of Directors following full disclosure of the conflict and a determination as to what vote will be in the best interest of the Fund and its Shareholders.

F.             Mairs and Power will make its proxy voting record for the Mairs and Power Funds available to Fund shareholders on its website beginning with the twelve month period ending June 30, 2004 and annually thereafter.  The proxy voting information, which will mirror what is required to be filed with the SEC via Form N-PX, will be made available on the Mairs and Power website as soon as is reasonably practicable after filing Form N-PX with the SEC.

Revised 11/01/06

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PART C.            OTHER INFORMATION

Item 23.              Exhibits

(a)                                 Amended and Restated Articles of Incorporation, dated April 8, 1991. Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 53, filed on April 26, 2000.

(a) (1)              Articles of Amendment to Amended and Restated Articles of Incorporation Article VI, dated June 8, 1998. Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 53, filed on April 26, 2000.

(a) (2)              Articles of Amendment to Amended and Restated Articles of Incorporation Article VI, dated July 12, 2004. Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 60, filed on April 28, 2006.

(b)                                Amended and Restated By-laws.  Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 53, filed on April 26, 2000.

(c)                                 None.

(d)                                Amended and Restated Agreement for Investment Counsel Service, dated July 1, 2005. Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 60, filed on April 28, 2006.

(e)                                 None.

(f)                                   None.

(g)                                Custodian Agreement entered into between the Fund and Firstar Trust Company on April 15, 1996.  Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 53, filed on April 26, 2000.

(g)(1)                  Amendment to the Custodian Agreement entered into between the Fund and U.S. Bank N.A. (f/k/a Firstar Trust Company) dated December 1, 2004.  Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 58, filed on February 28, 2005.

(h)                                Transfer Agent Agreement entered into between the Fund and Firstar Trust Company on April 15, 1996.  Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 55, filed on April 26, 2002.

(h)(1)                  Amendment to the Transfer Agent Agreement entered into between the Fund and U.S. Bancorp Fund Services LLC (f/k/a Firstar Trust Company) dated April 2, 2002.  Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 58, filed on February 28, 2005.

(h)(2)                  Amendment to the Transfer Agent Servicing Agreement entered into between the Fund and Firstar Mutual Fund Services, LLC, dated January 1, 2002.  Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 60, filed on April 28, 2006.

(h)(3)      Amendment to the Transfer Agent Agreement entered into between the Fund and U.S. Bancorp Fund Services, LLC, dated July 24, 2003.   Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 60, filed on April 28, 2006.

(h)(4)      Fund Accounting Servicing Agreement entered into between the Fund and U.S. Bancorp Fund Services, LLC, dated April 26, 2006.  Filed herewith.

(h)(5)      Blue Sky Compliance Servicing Agreement entered into between the Fund and Firstar Trust Company on April 15, 1996.  Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-18269, Post-Effective Amendment No. 55, filed on April 26, 2002.

(h)(6)      Amendment to the Blue Sky Compliance Servicing Agreement entered into between the Fund and U.S. Bancorp Fund Services LLC (f/k/a Firstar Trust Company) dated July 1, 2004.  Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 58, filed on February 28, 2005.

(h)(7)      Blue Sky Registration Agreement entered into between the Fund and Quaser Distributors, LLC, on July 1, 2004.  Incorporated by reference to Registrant’s Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 58, filed on February 28, 2005.

(h)(8)      Amendment to Blue Sky Registration Agreement entered into between the Fund and Quasar Distributors, LLC, on June 6, 2005.  Filed herewith.

(h)(9)      Fund Administration Servicing Agreement entered into between the Fund and Mairs and Power, Inc. on December 1, 2006.  File herewith.

(h)(10)    Fund Sub-Administration Servicing Agreement entered into between the Mairs and Power Growth Fund, Inc. and Mairs and Power Balanced Fund, Inc. and U.S. Bancorp Fund Services, LLC, dated October 5, 2006.  Filed herewith.

(h)(11)    Sub-Distribution Agreement entered into between the Fund and Quasar Distributors, LLC dated August 30, 2006.  Filed herewith.

(i)            None.

(j)            Consent of Independent Registered Public Accounting Firm.  Filed herewith.

(k)           None.

(l)            None.

(m)          None.

(n)           None.

(o)           None.

(p)           Mairs and Power Growth Fund, Inc. Code of Ethics adopted under Rule 17j-1 and Rule 204A-1 of the Investment Company Act of 1940, dated June 13, 2006.  Filed herewith.

(p)(1)      Mairs and Power, Inc. Code of Ethics adopted under Rule 17j-1 and Rule 204A-1 of the Investment Company Act of 1940, dated June 13, 2006.  Filed herewith.

Item 24.              Persons Controlled By or Under Common Control with Registrant

None

Item 25.              Indemnification

The Fund’s Amended and Restated Articles of Incorporation state that a director of the corporation shall have no personal liability to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director to the full extent such immunity is permitted from time to time under the Minnesota Business Corporation Act, as now enacted or hereafter amended, except as prohibited by the Investment Company Act of 1940, as amended.

Section 302A.521 of the Minnesota Business Corporation Act provides that a Minnesota corporation shall indemnify any director, officer or employee of the corporation made or threatened to be made a party to a proceeding, by reason of the former or present official capacity of the person, against judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding, provided that certain statutory standards are met.  “Proceeding” means a threatened, pending or completed civil, criminal, administrative, arbitration or investigative proceeding, including one by or in the right of the corporation.  Indemnification is required under Section 302A.521 only if the person (i) has not been indemnified by any other organization with respect to the same acts or omissions, (ii) acted in good faith, (iii) received no improper personal benefit, (iv) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful, and (v) reasonably believed that the conduct was in the best interest of the corporation.

The Fund and Mairs and Power, Inc. maintain officers’ and directors’ liability insurance in the amount of $5,000,000 with no deductible for officers and directors.  Mairs and Power Growth Fund and Mairs and Power Balanced Fund have a $75,000 deductible.  Mairs and Power, Inc. has a $150,000 deductible.

Item 26.              Business and Other Connections of Investment Adviser

Mairs and Power, Inc. serves as the Investment Adviser to the Fund.  Mairs and Power, Inc. also serves as investment adviser to individual and institutional separate accounts.  Principal occupations of the Directors of the Fund are included in the SAI under “Management of the Fund”.

Item 27.              Principal Underwriters

a)          None.

b)          Not Applicable.

c)          Not Applicable.

Item 28.              Location of Accounts and Records

Custodian:	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Transfer Agent (Overnight Deliveries):	U.S. Bancorp Fund Services, LLC 3rd Floor, 615 East Michigan Street Milwaukee, Wisconsin 53202

Transfer Agent (Mailing Address):	U.S. Bancorp Fund Services, LLC 615 East Michigan Street P. O. Box 701 Milwaukee, Wisconsin 53201-0701

Investment Adviser:	Mairs and Power, Inc. W1520 First National Bank Building 332 Minnesota Street Saint Paul, Minnesota 55101-1363

Item 29.              Management Services

None.

Item 30.              Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of the registration statement under  Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul, and State of Minnesota on the 30th day of April, 2007.

MAIRS AND POWER GROWTH FUND, INC.

/s/ William B. Frels
William B. Frels
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ William B. Frels	President and Director
William B. Frels	(Principal Executive Officer)	April 30, 2007

/s/ Lisa J. Hartzell	Treasurer
Lisa J. Hartzell	(Principal Financial and
	Accounting Officer)	April 30, 2007

/s/ Norbert J. Conzemius
Norbert J. Conzemius	Director	April 30, 2007

/s/ Bert J. McKasy
Bert J. McKasy	Director	April 30, 2007

/s/ Charles M. Osborne
Charles M. Osborne	Director	April 30, 2007

/s/ Edward C. Stringer
Edward C. Stringer	Director	April 30, 2007

EXHIBIT INDEX

Item	Description

(h)(4)	Fund Accounting Service Agreement.

(h)(8)	Amendment to Blue Sky Registration Agreement

(h)(9)	Fund Administration Servicing Agreement.

(h)(10)	Fund Sub-Administration Servicing Agreement.

(h)(11)	Sub-Distribution Agreement.

(j)	Consent of Independent Registered Public Accounting Firm.

(p)	Mairs and Power Growth Fund, Inc. Code of Ethics.

(p)(1)	Mairs and Power, Inc. Code of Ethics.